Investment Properties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investment Properties
17.	INVESTMENT PROPERTIES

For the year ended December 31, 2018

	Land	Buildings and Improvements	Total
	NT$	NT$	NT$

Cost

Balance at January 1, 2018	$35,965	$8,406,785	$8,442,750
Additions	-	125,853	125,853
Reclassification	-	14,891	14,891
Effects of foreign currency exchange differences	-	(137,739)	(137,739)

Balance at December 31, 2018	$35,965	$8,409,790	$8,445,755

Accumulated depreciation and impairment

Balance at January 1, 2018	$-	$323,314	$323,314
Depreciation expenses	-	392,667	392,667
Reclassification	-	265	265
Effects of foreign currency exchange differences	-	(8,870)	(8,870)

Balance at December 31, 2018	$-	$707,376	$707,376

Carrying amount at December 31, 2018	$35,965	$7,702,414	$7,738,379

For the year ended December 31, 2019

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2019	$35,965	$8,409,790	$6,891,947	$15,337,702
Additions	-	2,532	-	2,532
Disposals	-	(1,843)	-	(1,843)
Reclassification	-	(490,130)	(21,069)	(511,199)
Effects of foreign currency exchange differences	-	(209,980)	(303,086)	(513,066)

Balance at December 31, 2019	$35,965	$7,710,369	$6,567,792	$14,314,126

Accumulated depreciation and impairment

Balance at January 1, 2019	$-	$707,376	$292,722	$1,000,098
Depreciation expenses	-	377,536	216,574	594,110
Disposals	-	(1,240)	-	(1,240)
Reclassification	-	(210,455)	543	(209,912)
Effects of foreign currency exchange differences	-	99,354	(22,355)	76,999

Balance at December 31, 2019	$-	$972,571	$487,484	$1,460,055

Carrying amount at December 31, 2019	$35,965	$6,737,798	$6,080,308	$12,854,071

For the year ended December 31, 2020

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2020	$35,965	$7,710,369	$6,567,792	$14,314,126
Additions	-	6,352	-	6,352
Disposals	-	(1,902)	-	(1,902)
Reclassification	-	(3,884)	46,201	42,317
Effects of foreign currency exchange differences	-	111,870	124,920	236,790

Balance at December 31, 2020	$35,965	$7,822,805	$6,738,913	$14,597,683

	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2020	$1,281	$274,586	$233,896	$509,763
Additions	-	226	-	226
Disposals	-	(68)	-	(68)
Reclassification	-	(138)	1,645	1,507
Effects of foreign currency exchange differences	-	3,984	4,449	8,433

Balance at December 31, 2020	$1,281	$278,590	$239,990	$519,861

Accumulated depreciation and impairment

Balance at January 1, 2020	$-	$34,636	$17,360	$51,996
Depreciation expenses	-	12,573	7,450	20,023
Disposals	-	(46)	-	(46)
Reclassification	-	(53)	378	325
Effects of foreign currency exchange differences	-	699	351	1,050

Balance at December 31, 2020	$-	$47,809	$25,539	$73,348

Carrying amount at December 31, 2020	$1,281	$230,781	$214,451	$446,513
Right-of-use assets included in investment properties were leasehold land located in Shanghai and were subleased under operating leases.

The abovementioned investment properties were leased out for 1 to 15 years, with an option to extend for an additional lease term. The lease contracts contain market review clauses in the event that the lessees exercise their options to extend. The lessees do not have bargain purchase options to acquire the investment properties at the expiry of the lease term.

In addition to fixed lease payments, some of the lease contracts also indicated that the lessees should make variable payments determined at a specific percentage of the excess of respective lessee’s monthly revenues over a specific amount.

The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Year 1	$921,649	$880,929	$31,372
Year 2	744,366	688,123	24,506
Year 3	623,326	471,966	16,808
Year 4	408,634	383,307	13,651
Year 5	320,611	335,706	11,955
Year 6 onwards	830,091	664,259	23,656

	$3,848,677	$3,424,290	$121,948

The investment properties were depreciated on a straight-line basis over the following useful lives:

Main buildings	10-40 years
Right-of-use assets	15-50 years

Because of the market conditions severely affected by COVID-19 in 2020, the Group agreed to provide unconditional rent reduction for some lease contracts. The rent concessions were accounted for as adjustments to related income over the remaining lease term. For the year ended December 31, 2020, total amount from the rent concessions was NT$54,139 thousand (US$1,928 thousand).

The fair value of the investment properties was measured using the market approach and the income approach based on level 3 inputs by independent professional appraisers. The significant unobservable inputs were discount rates. The fair value of the investment properties was as follows:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Fair value	$19,586,287	$19,799,714	$705,118

Refer to Note 36 for the carrying amount of the investment properties that had been pledged by the Group to secure borrowings.